Summary of Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2025
Technology-Based Intangible Assets [Member] | Minimum
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	4 years
Technology-Based Intangible Assets [Member] | Maximum
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	8 years
Customer Relationships [Member] | Minimum
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	7 years
Customer Relationships [Member] | Maximum
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	12 years
CELLE_ Facility clearance
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	15 years
Backlog
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-lived intangible asset, useful life	1 year 6 months